Commitments and contingencies (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Aggregate face value	$ 437,652
Restricted cash	$ 134,822	$ 198,413